American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2020

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.3%
Inflation-Adjusted Bond Fund G Class	7,938,035	98,272,875
NT Diversified Bond Fund G Class	42,204,853	484,089,668
NT High Income Fund G Class	10,022,237	92,805,910
Short Duration Inflation Protection Bond Fund G Class	11,348,426	120,633,773
		795,802,226
Domestic Equity Funds — 34.2%
NT Disciplined Growth Fund G Class	4,384,694	65,901,949
NT Equity Growth Fund G Class	7,443,421	82,696,403
NT Growth Fund G Class	4,895,353	97,907,064
NT Heritage Fund G Class	3,511,371	49,615,675
NT Large Company Value Fund G Class	19,196,490	199,067,597
NT Mid Cap Value Fund G Class	8,939,416	100,747,222
Small Cap Growth Fund G Class	970,251	22,655,364
Small Cap Value Fund G Class	3,338,745	22,569,917
Sustainable Equity Fund G Class	4,505,649	153,056,902
		794,218,093
International Fixed Income Funds — 12.2%
Emerging Markets Debt Fund G Class	3,802,308	39,239,814
Global Bond Fund G Class	18,088,801	189,208,854
International Bond Fund G Class(2)	3,904,356	54,270,542
		282,719,210
International Equity Funds — 11.3%
Non-U.S. Intrinsic Value Fund G Class	1,418,319	10,750,856
NT Emerging Markets Fund G Class	1,095,209	14,336,281
NT Global Real Estate Fund G Class	2,665,737	26,284,164
NT International Growth Fund G Class	7,771,664	97,145,804
NT International Small-Mid Cap Fund G Class	1,472,868	17,836,432
NT International Value Fund G Class	12,106,609	97,458,206
		263,811,743
Money Market Funds — 8.0%
U.S. Government Money Market Fund G Class	186,241,167	186,241,167
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,007,032,919)		2,322,792,439
OTHER ASSETS AND LIABILITIES†		2,442
TOTAL NET ASSETS — 100.0%		$2,322,794,881

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$98,879	—	$667	$61	$98,273	7,938	$24	—
NT Diversified Bond Fund	475,301	$24,079	7,854	(7,436)	484,090	42,205	(60)	$2,304
NT High Income Fund	94,352	1,494	2,836	(204)	92,806	10,022	(189)	1,492
Short Duration Inflation Protection Bond Fund	113,403	6,160	—	1,071	120,634	11,348	—	—
NT Disciplined Growth Fund	71,805	—	3,533	(2,370)	65,902	4,385	1,574	—
NT Equity Growth Fund	88,763	412	4,982	(1,497)	82,696	7,443	835	322
NT Growth Fund	105,658	1,937	6,150	(3,538)	97,907	4,896	4,845	—
NT Heritage Fund	54,494	—	4,900	22	49,616	3,511	2,005	—
NT Large Company Value Fund	205,965	3,516	8,997	(1,416)	199,068	19,196	789	1,030
NT Mid Cap Value Fund	105,699	1,139	6,015	(76)	100,747	8,939	491	637
Small Cap Growth Fund	25,464	—	4,158	1,349	22,655	970	790	—
Small Cap Value Fund	24,696	120	4,046	1,800	22,570	3,339	(601)	120
Sustainable Equity Fund	162,081	2,876	12,160	260	153,057	4,506	1,178	—
Emerging Markets Debt Fund	39,446	431	681	44	39,240	3,802	(3)	431
Global Bond Fund	182,469	6,559	—	181	189,209	18,089	—	—
International Bond Fund(3)	53,880	—	—	390	54,270	3,904	—	—
Non-U.S. Intrinsic Value Fund	11,943	—	1,089	(103)	10,751	1,418	(229)	—
NT Emerging Markets Fund	16,697	—	1,677	(684)	14,336	1,095	1,415	—
NT Global Real Estate Fund	28,124	—	997	(843)	26,284	2,666	19	—
NT International Growth Fund	100,842	—	4,563	867	97,146	7,772	2,064	—
NT International Small-Mid Cap Fund	20,095	—	2,832	573	17,836	1,473	483	—
NT International Value Fund	100,048	1,712	1,388	(2,914)	97,458	12,107	(193)	—
U.S. Government Money Market Fund	173,668	12,573	—	—	186,241	186,241	—	51
	$2,353,772	$63,008	$79,525	$(14,463)	$2,322,792	367,265	$15,237	$6,387
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.